Segment reporting - Summarized financial information (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
Geographical information
Revenues from external customers	$ 428.6	$ 388.2	[1]	$ 844.0	$ 780.3	[1]
Discontinued operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	270.0	277.3		567.8	563.7
Nigeria
Geographical information
Revenues from external customers	298.3	260.4		583.2	531.7
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	298.3	260.4		583.2	531.7
Segment Adjusted EBITDA	166.5	170.7		349.0	349.8
SSA
Geographical information
Revenues from external customers	130.3	127.8		260.8	248.6
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	130.3	127.8		260.8	248.6
Segment Adjusted EBITDA	70.8	73.1		148.4	144.8
Latam | Discontinued operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Segment Adjusted EBITDA	$ 32.7	$ 33.5		$ 70.4	$ 69.1

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information